Finance income/(expense) (Tables)	6 Months Ended
Jun. 30, 2023
Text Block [Abstract]
Summary of Financial Expenses

	For the three months ended June 30,		For the six months ended June 30,
	2023	2022	2023	2022
	€	€	€	€
Foreign exchange differences	667,710	11,535,811	(927,768)	14,971,998
Interest (expense)/income over bank balances	(11,161)	(33,457)	95,366	(78,516)
Other finance expenses	(4,879)	(550)	(10,193)	(499)
	651,670	11,501,804	(842,595)	14,892,983